Sarah M. Coutu State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1483 Fax +1 617 369 0204 scoutu@statestreet.com

March 13, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated March 13, 2015, do not differ from those contained in Post-Effective Amendment No. 1,372 to the Trust’s Registration Statement on Form N-1A, filed electronically on March 13, 2015.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1483.

Yours truly,

/s/ Sarah M. Coutu

Sarah M. Coutu
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.